Jun. 02, 2022
KraneShares Asia Robotics and Artificial Intelligence Index ETF
KraneShares Asia Robotics and Artificial Intelligence Index ETF
KraneShares CICC China 5G and Semiconductor Index ETF
KraneShares CICC China 5G & Semiconductor Index ETF
KraneShares CICC China Consumer Leaders Index ETF
KraneShares CICC China Consumer Leaders Index ETF
KraneShares CICC China Leaders 100 Index ETF
KraneShares CICC China Leaders 100 Index ETF
KraneShares CSI China Internet ETF
KraneShares CSI China Internet ETF
KraneShares China Credit Index ETF
KraneShares China Credit Index ETF
KraneShares Bloomberg China Bond Inclusion Index ETF
KraneShares Bloomberg China Bond Inclusion Index ETF
KraneShares Electric Vehicles and Future Mobility Index ETF
KraneShares Electric Vehicles and Future Mobility Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF
KraneShares Emerging Markets Healthcare Index ETF
KraneShares Emerging Markets Healthcare Index ETF
KraneShares MSCI All China Consumer Discretionary Index ETF
KraneShares MSCI All China Consumer Discretionary Index ETF
KraneShares MSCI All China Consumer Staples Index ETF
KraneShares MSCI All China Consumer Staples Index ETF
KraneShares MSCI All China Health Care Index ETF
KraneShares MSCI All China Health Care Index ETF
KraneShares MSCI All China Index ETF
KraneShares MSCI All China Index ETF
KraneShares MSCI China A Hedged Index ETF
KraneShares MSCI China A Hedged Index ETF
KraneShares MSCI China Clean Technology Index ETF
KraneShares MSCI China Clean Technology Index ETF
KraneShares MSCI China ESG Leaders Index ETF
KraneShares MSCI China ESG Leaders Index ETF
KraneShares MSCI Emerging Markets ex China Index ETF
KraneShares MSCI Emerging Markets ex China Index ETF
KraneShares MSCI One Belt One Road Index ETF
KraneShares MSCI One Belt One Road Index ETF
KraneShares SSE STAR Market 50 Index ETF
KraneShares SSE STAR Market 50 Index ETF
KraneShares Hang Seng TECH Index ETF
KraneShares Hang Seng TECH Index ETF
KFA Large Cap Quality Dividend Index ETF
KFA Large Cap Quality Dividend Index ETF
KFA Small Cap Quality Dividend Index ETF
KFA Small Cap Quality Dividend Index ETF
KFA Value Line® Dynamic Core Equity Index ETF

(the “Funds”)

Supplement dated June 2, 2022 to the currently effective Summary Prospectuses, Statutory
Prospectuses and Statements of Additional Information as each may be supplemented, for the Funds

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectuses and Statutory Prospectuses (together, the “Prospectuses”) and Statements of Additional Information and should be read in conjunction with the Prospectuses and Statements of Additional Information dated August 1, 2021.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective August 1, 2022, each Fund’s 80% policy will be changed to the following. Each Fund’s revised 80% policy supplements and supersedes any information to the contrary in its Prospectuses and Statement of Additional Information:

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in instruments in its Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE